Initial Public Offering (Details) - USD ($)		9 Months Ended
	Aug. 11, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Initial Public Offering [Abstract]
Deferred offering costs		$ 200,000	$ 3,200,000	$ 0
Arya Sciences Acquisition Corp III
Initial Public Offering [Abstract]
Gross proceeds from initial public offering	$ 149,500,000	$ 149,500,000
Deferred offering costs	8,800,000
Deferred underwriting commissions	$ 5,200,000
Initial Public Offering [Member] | Public Shares [Member] | Arya Sciences Acquisition Corp III
Initial Public Offering [Abstract]
Units Issued During Period, Shares, New Issues	14,950,000
Shares issued (in shares)	14,950,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 149,500,000
Over-Allotment Option [Member] | Arya Sciences Acquisition Corp III
Initial Public Offering [Abstract]
Units Issued During Period, Shares, New Issues	1,950,000
Shares issued (in shares)	1,950,000
Over-Allotment Option [Member] | Public Shares [Member] | Arya Sciences Acquisition Corp III
Initial Public Offering [Abstract]
Units Issued During Period, Shares, New Issues	1,950,000
Shares issued (in shares)	1,950,000
Share price (in dollars per share)	$ 10.00